Employee Benefit Plan, Comprehensive Text Block	12 Months Ended
Dec. 31, 2025
EBP 06-0383750-100 [Member]
EBP, Description of Plan [Line Items]
EBP, Description of Plan Amendment
Note 9. Plan Amendments and Other Changes
Effective January 1, 2024, the Plan was amended to:
•No longer require 90 days of service before participants are eligible to receive Matching Company contributions and Non-Elective Company contributions; and
•Change the vesting schedule so that a participant who has service with the Company on or after January 1, 2024, will be 100% vested in all company contributions after two years of service. Prior to the amendment, certain participants did not become 100% vested in company contributions until after three years of service.
Effective January 1, 2025, the Plan was amended and restated to:
•Provide for an increased Roth and before tax catch up contribution limit for Members who attain age 60 but would not attain age 64 before the close of the applicable taxable year;
•Allow a hardship withdrawal in the case of domestic abuse; and

•Allow a Member to receive a qualified disaster recovery withdrawal.
Effective February 6, 2025, the Company changed its name from The Hartford Financial Services Group, Inc. to The Hartford Insurance Group, Inc.